Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other provisions [line items]
Provisions	$ 11,067	$ 13,628
Indirect taxes [member]
Disclosure of other provisions [line items]
Provisions	6,717	10,223
Labor [member]
Disclosure of other provisions [line items]
Provisions	2,365	2,356	$ 1,340	$ 1,543
Legal [member]
Disclosure of other provisions [line items]
Provisions	$ 1,985	$ 1,049	$ 319	$ 427